Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RiverNorth Funds
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
RiverNorth Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return with lower volatility than the Standard and Poor’s 500 Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. For the fiscal year ended September 30, 2013, the Fund’s portfolio turnover rate was 603% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	603.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except the first year which is covered by an expense cap and fee limitation agreement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests in a portfolio of common stocks, preferred stocks and options (primarily covered calls, cash covered put options and long puts) on those common and preferred stocks. The option writing aspect of this strategy is also commonly referred to as a “covered call” or a “cash-covered put-write” strategy. The adviser may from time to time buy put options to hedge specific securities or portfolio-level market risk.

A put option gives its holder the right to sell a specific number of shares of a specific security at a specific price (known as the exercise price or strike price) by a certain date. A call option gives its holder the right to buy a specific number of shares of a security at a specific price by a certain date.

The buyer of a call option hopes that the price of the underlying security will rise above the strike price before the option expires. The buyer of the call option wants to buy the security at a strike price below its market value before the option expires, and then sell the security at the market price and pocket the difference. For this to be profitable, the difference between the strike price and market price must be greater than the amount paid for the call option.

The buyer of a put option is betting that the price of the security will fall before the option expires. The buyer makes a profit by buying the underlying security on the open market at a price below the strike price and then exercising the option, which forces the writer of the put to buy the security at the strike price from the holder of the put option. Meanwhile, the writer of the put option is hoping that the underlying security price rises, remains the same, or falls by less than the price of the put option.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”). A non-diversified fund, compared to a diversified fund, may invest a greater percentage of its assets in a particular issuer. Accordingly, a non-diversified fund may be more susceptible to price fluctuations because of its limited number of investments.

The Fund’s common and preferred stock holdings will principally consist of highly liquid, large-capitalization stocks of U.S. issuers (similar to those included in the Standard & Poors 500 Index), although the Fund may also invest, without limitation, in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs), although it is anticipated that foreign investments will be a small portion of the Fund’s total investments. Unsponsored ADRs are generally established by banks or brokers and may not share in the benefits or voting rights of sponsored ADRs. While the Fund will invest principally in large-capitalization companies (defined by the adviser as those companies with a market capitalization in excess of $4 billon), the Fund may also invest up to 20% of its assets in stocks of mid-capitalization companies (defined by the adviser as those companies with a market capitalization between $1 billion and $4 billion). Unlike some other options-based mutual funds, however, the criteria used to determine if a company stock is suitable for investment is not based exclusively on the company’s fundamentals, but rather on the investment opportunity offered by the options trading on the company’s stock.

The Fund may also invest in, and trade options on, exchange traded funds (ETFs) that represent broad-based domestic indices. The adviser will not use leverage when purchasing investments for the portfolio.

The Fund’s portfolio manager has developed a proprietary screening process for identifying investment opportunities present in the U.S. listed options market. This screening process involves an analysis of the investment opportunities as measured on a macro (“top down”) and a micro (“bottom up”) basis. Using this data, the portfolio manager then makes tactical investments by trading the equity security and immediately trading the option(s) the portfolio manager has identified as having the potential for providing return to the Fund.

Because investment decisions are based primarily on the opportunity in the options markets, not primarily based on the opportunities presented by the underlying stocks themselves, investments will be made with only secondary consideration to the investment performance, dividend paying record or earnings of the underlying stocks. Upon exercise or expiration of the Fund’s options holdings, the adviser may determine to immediately write another options contract on the underlying equity security, sell the underlying equity security concurrent with the disposal of the option, or in very limited circumstances, hold the underlying equity security until, in the opinion of the adviser, a better opportunity to sell or write an options contract on the underlying equity security occurs.

The portfolio manager may determine that the investment opportunities are limited in duration and will likely actively trade the Fund’s holdings. Also, certain options are not favorably treated under the U.S. tax code. This active trading and tax treatment may result in much of the gains in the Fund being classified as short-term capital gains and may be taxed at a higher rate than long-term capital gains.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below are the specific risks of investing in the Fund.

Exchange Traded Fund Risk. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Focused Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Foreign Investing/ADR Risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Large Company Risk. Because the Fund focuses on securities and options on securities of larger more liquid companies, the Fund may have fewer investment opportunities than funds that invest in companies of all capitalization ranges. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals, which may affect the price of the securities.

Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Mid Cap Risk. The Fund may invest in mid cap companies and bears the risk that the Fund’s investment in mid cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

New Fund Risk. The Fund is a new mutual fund with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. In addition the portfolio manager has not managed a mutual fund in the past and the Fund’s strategy may be encumbered by the requirements of the 1940 Act.

Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified mutual fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Options Risk. A decision as to when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Long put options may expire worthless. Selling covered call options will limit the Fund’s gain, if any, on the underlying securities.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Tax Risk. It is expected that most or all of the capital gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains. Given the tax-inefficiency of the Fund, shareholders should consider investing through a tax-deferred account and carefully consider the tax consequences before investing. In addition, current tax laws are subject to change.

Transaction Cost Risk. As a result of the Fund’s expected high rate of portfolio turnover, the Fund will likely incur higher brokerage charges than those associated with an average equity mutual fund. The transaction costs increase the cost of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified mutual fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund is no longer required to pursue its objective by investing at least 80% of the Fund’s net assets, plus borrowings for investment purposes, in a portfolio of common stocks, preferred stocks and options on those securities. The performance shown represents performance of the Fund’s strategy utilizing the prior 80% policy.

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at www.RiverNorthFunds.com or by calling 1.888.848-7569.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.888.848-7569
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.RiverNorthFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns through December 31, 2013
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:

Best Quarter:	4th Quarter, 2013	3.77%
Worst Quarter:	2nd Quarter, 2013	-0.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
RiverNorth Managed Volatility Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed if held less than 90 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Deferral and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.80%
1 Year	rr_ExpenseExampleYear01	$ 183
3 Years	rr_ExpenseExampleYear03	647
5 Years	rr_ExpenseExampleYear05	1,138
10 Years	rr_ExpenseExampleYear10	$ 2,490
2013	rr_AnnualReturn2013	7.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.79%)
1 Year	rr_AverageAnnualReturnYear01	7.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 12, 2012
RiverNorth Managed Volatility Fund | Return After Taxes on Distributions | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 12, 2012
RiverNorth Managed Volatility Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 12, 2012
RiverNorth Managed Volatility Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	26.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 12, 2012

[1]	The Fund's adviser has contractually agreed to defer management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest and extraordinary expenses) of the Fund until at least January 31, 2015 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.80%. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser. Any deferral or reimbursement is subject to repayment by the Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.